Eagle Capital Select Equity ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Shares Value
Common Stocks – 95.6%
Communication Services – 17.9%
Alphabet, Inc., Class A ......................................................... 639,482 $ 106,058,090
Charter Communications, Inc., Class A* ............................................ 186,028 60,287,954
Comcast Corp., Class A ........................................................ 1,258,947 52,586,216
Meta Platforms, Inc., Class A .................................................... 218,179 124,894,387
Netflix, Inc.* .................................................................. 46,203 32,770,402
376,597,049
Consumer Discretionary – 13.6%
Amazon.com, Inc.* ............................................................ 861,855 160,589,442
Hilton Worldwide Holdings, Inc. .................................................. 184,731 42,580,496
Prosus NV, ADR, (China) ....................................................... 9,348,043 81,327,974
284,497,912
Energy – 10.5%
ConocoPhillips ............................................................... 977,186 102,878,142
Occidental Petroleum Corp. ..................................................... 644,963 33,241,393
Shell PLC, ADR ............................................................... 1,281,092 84,488,017
220,607,552
Financials – 12.0%
Aon PLC, Class A ............................................................. 272,111 94,147,685
Capital One Financial Corp. ..................................................... 455,745 68,238,699
Visa, Inc., Class A ............................................................. 160,541 44,140,748
Wells Fargo & Co. ............................................................. 795,051 44,912,431
251,439,563
Health Care – 13.4%
Bayer AG, ADR, (Germany) ..................................................... 7,743,459 65,587,098
Elevance Health, Inc. .......................................................... 105,783 55,007,160
Humana, Inc. ................................................................. 220,079 69,707,822
UnitedHealth Group, Inc. ........................................................ 156,663 91,597,723
281,899,803
Industrials – 12.1%
AerCap Holdings NV, (Ireland) ................................................... 811,865 76,899,853
GE Vernova, Inc.* ............................................................. 305,188 77,816,836
Safran SA, ADR, (France) ....................................................... 964,982 56,820,070
Woodward, Inc. ............................................................... 246,625 42,298,654
253,835,413
Information Technology – 14.2%
Microsoft Corp. ............................................................... 217,282 93,496,445
SAP SE, ADR, (Germany) ....................................................... 330,554 75,729,921
Taiwan Semiconductor Manufacturing Co. Ltd., ADR, (Taiwan) .......................... 385,867 67,013,522
Workday, Inc., Class A* ......................................................... 253,413 61,936,671
298,176,559
Materials – 1.9%
Alcoa Corp. .................................................................. 1,032,720 39,842,338
Total Common Stocks (Cost $1,365,868,972) .....................................................
2,006,896,189
Money Market Funds – 4.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.89%(a)
(Cost $93,276,070) .......................................................... 93,276,070 93,276,070

Eagle Capital Select Equity ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
Value
Total Investments – 100.0%
(Cost $1,459,145,042) ........................................................................ $ 2,100,172,259
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (172,605)
Net Assets – 100.0% .......................................................................... $ 2,099,999,654
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2024.
ADR : American Depositary Receipt
PLC : Public Limited Company
Summary of Investment Type
Sector
% of Net
Assets
Communication Services .......................................................................... 17.9%
Information Technology ............................................................................ 14.2%
Consumer Discretionary ........................................................................... 13.6%
Health Care ..................................................................................... 13.4%
Industrials ...................................................................................... 12.1%
Financials ...................................................................................... 12.0%
Energy ......................................................................................... 10.5%
Materials ....................................................................................... 1.9%
Money Market Funds ............................................................................. 4.4%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%